Derivative Instruments And Hedging Activities (Statement Of Gains and Losses on Derivative Instruments Reported in Statement of Comprehensive Income) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	$ 4,529	$ 4,539	$ 4,189
Interest on long-term debt	(2,602)	(3,336)	(3,930)
Servicing asset valuation and hedge activities, net	(213)	(4)	(434)
Gain (loss) on mortgage and automotive loans, net	55	379	229
Other income, net of losses	383	737	621
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(135)	533	60
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	118	(87)	78
Gain (Loss) on Derivative Instruments, Net, Pretax	5	417	182
Interest Gain For Qualifying Accounting Hedges Of Debt	131	119	248
Gains on amortization of deferred basis adjustments on the hedged items	247	226	216
Gain (Loss) from Revaulation of Foreign-Denominated Debt or Receivable	(117)	87	(103)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	22	(29)	44
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	7	0	0
Interest on long-term debt	(389)	164	895
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	2	0	0
Interest on long-term debt	402	(193)	(851)
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Gain (loss) Excluded from Earnings on Derivatives [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Interest and Fee Income, Loans and Leases	9
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Servicing asset valuation and hedge activities, net	(112)	556	359
Gain (loss) on mortgage and automotive loans, net	(37)	(5)	(242)
Other income, net of losses	14	(18)	(57)
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other income, net of losses	0	0	35
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other income, net of losses	0	0	(35)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest on long-term debt	94	(39)	61
Other income, net of losses	$ 24	$ (48)	$ 17